UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10345

Nuveen Enhanced Municipal Credit Opportunities Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Enhanced Municipal Credit Opportunities Fund (NZF)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.2% (99.9% of Total Investments)

	MUNICIPAL BONDS – 154.0% (99.8% of Total Investments)

	Alabama – 2.0% (1.3% of Total Investments)
$ 8,585	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 9,070,568
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	10/16 at 100.00	Aaa	11,940,201
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM)
2,030	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+ (4)	2,057,344
	2006C-2, 5.000%, 11/15/39 (Pre-refunded 11/15/16)
	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health,
	Series 2006C-2:
3,500	5.000%, 11/15/36 (Pre-refunded 11/15/16) (UB)	11/16 at 100.00	AA+ (4)	3,547,145
5,000	5.000%, 11/15/39 (Pre-refunded 11/15/16) (UB)	11/16 at 100.00	AA+ (4)	5,067,350
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/16 at 100.00	AA	1,508,745
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
8,190	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	11,259,940
2,375	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,756,425
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
43,075	Total Alabama			47,207,718
	Alaska – 0.7% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham
	Hydroelectric Project, Refunding Series 2015:
1,000	5.000%, 1/01/31 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,166,160
2,950	5.000%, 1/01/33 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,420,053
2,900	5.000%, 1/01/34 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	3,349,790
2,290	Anchorage, Alaska, Water Revenue Bonds, Refunding Series 2007, 5.000%, 5/01/37 – NPFG Insured	5/17 at 100.00	AA	2,361,677
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
560	4.625%, 6/01/23	10/16 at 100.00	Ba1	568,966
7,010	5.000%, 6/01/46	10/16 at 100.00	B3	6,939,760
16,710	Total Alaska			17,806,406
	Arizona – 2.8% (1.8% of Total Investments)
1,300	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	1,456,780
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
3,465	Arizona Board of Regents, Certificates of Participation, Arizona State University, Refunding	7/17 at 100.00	AA–	3,599,892
	Series 2006, 5.000%, 7/01/25 – NPFG Insured
2,820	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	3,348,778
	Series 2014A, 5.000%, 12/01/39
10,450	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	11,898,161
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/30
3,390	Arizona State Transportation Board, Highway Revenue Bonds, Tender Option Bond Trust 3151,	7/18 at 100.00	AAA	4,232,585
	12.572%, 7/01/33 (Pre-refunded 7/01/18) (IF)
3,185	Eastmark Community Facilities District 1, Mesa, Arizona, General Obligation Bonds, Series	7/25 at 100.00	N/R	3,347,626
	2015, 5.000%, 7/15/39
4,905	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	5,065,884
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
4,500	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	5,087,610
	2010A, 5.000%, 7/01/40
10,700	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	11,521,332
	2008A, 5.000%, 7/01/38
	Phoenix Mesa Gateway Airport Authority, Arizona, Special Facility Revenue Bonds, Mesa Project,
	Series 2012:
400	5.000%, 7/01/27 (Alternative Minimum Tax)	7/22 at 100.00	AA+	464,764
950	5.000%, 7/01/32 (Alternative Minimum Tax)	7/22 at 100.00	AA+	1,084,454
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and
	Refunding Bonds, Edkey Charter Schools Project, Series 2013:
335	6.000%, 7/01/33	7/20 at 102.00	BB	352,886
345	6.000%, 7/01/43	7/20 at 102.00	BB	359,621
205	6.000%, 7/01/48	7/20 at 102.00	BB	213,155
555	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	No Opt. Call	BB	607,492
	Charter Schools Project, Series 2014A, 7.375%, 7/01/49
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey
	Charter Schools Project, Series 2016:
1,790	5.375%, 7/01/46	7/26 at 100.00	BB	1,803,013
2,140	5.500%, 7/01/51	7/26 at 100.00	BB	2,162,727
595	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	606,204
	Tan Montessori School Project, Series 2016, 6.500%, 2/01/48
650	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise	6/19 at 100.00	BB+	682,682
	Education Center Project, Series 2010, 6.100%, 6/01/45
3,710	Pinal County Electrical District 3, Arizona, Electric System Revenue Bonds, Refunding Series	7/21 at 100.00	A	4,335,061
	2011, 5.250%, 7/01/41
4,880	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	6,283,634
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
61,270	Total Arizona			68,514,341
	California – 19.4% (12.6% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	AA–	1,766,265
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
2,000	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	AA–	1,781,500
	2000B, 0.000%, 8/01/23 – FGIC Insured
3,500	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	10/17 at 100.00	Aaa	3,703,490
	Lien Series 2004A, 5.450%, 10/01/25 (Pre-refunded 10/01/17) – AMBAC Insured
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series	No Opt. Call	AA	3,397,407
	2005B, 0.000%, 8/01/28 – AGM Insured
8,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	8,235,360
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
535	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Ba3	588,430
1,900	Blythe Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Redevelopment	11/25 at 100.00	N/R	2,126,765
	Project 1, Refunding Series 2015, 5.000%, 5/01/38
	Calexico Unified School District, Imperial County, California, General Obligation Bonds,
	Series 2005B:
4,070	0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	2,370,816
6,410	0.000%, 8/01/34 – FGIC Insured	No Opt. Call	AA–	3,465,502
1,295	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden	6/17 at 100.00	N/R	1,295,751
	Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/36
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,280	5.450%, 6/01/28	12/18 at 100.00	B3	3,337,302
13,500	5.600%, 6/01/36	12/18 at 100.00	B3	13,735,305
12,025	5.650%, 6/01/41	12/18 at 100.00	B2	12,234,476
595	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Merced	10/16 at 100.00	Baa3	595,381
	County Tobacco Funding Corporation, Series 2005A, 5.000%, 6/01/26
3,400	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	3,885,690
	Series 2009B, 5.500%, 10/01/39
	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,
	Series 2013A:
3,840	5.000%, 7/01/33	7/23 at 100.00	AA–	4,616,909
710	5.000%, 7/01/37	7/23 at 100.00	AA–	845,021
5,800	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA– (4)	5,879,402
	5.000%, 11/15/42 (Pre-refunded 11/15/16) (UB)
7,040	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	5/18 at 100.00	AA–	9,902,112
	Bond Trust 2015-XF0078, 12.782%, 5/15/40 (IF)
825	California Municipal Finance Authority, Charter School Lease Revenue Bonds, Santa Rosa Academy	7/25 at 100.00	BB	924,842
	Project, Series 2015, 5.375%, 7/01/45
1,365	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	1,563,744
	Series 2010A, 6.400%, 8/15/45
2,000	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep –	6/26 at 100.00	N/R	2,101,400
	Obligated Group, Series 2016, 5.000%, 6/01/51
2,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California,	3/23 at 100.00	A+	2,376,780
	Various Projects Series 2013A, 5.000%, 3/01/38
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	1,438,331
	2009-I, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A+	1,759,830
	2010A-1, 5.750%, 3/01/30
4,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/21 at 100.00	A+	5,365,665
	2011A, 5.125%, 10/01/31
	California State, General Obligation Bonds, Various Purpose Series 2007:
9,730	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	Aaa	10,104,021
6,270	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	Aaa	6,511,019
	California State, General Obligation Bonds, Various Purpose Series 2010:
1,000	5.500%, 3/01/40	3/20 at 100.00	AA–	1,148,690
8,500	5.250%, 11/01/40	11/20 at 100.00	AA–	9,904,625
3,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.250%, 10/01/32	10/21 at 100.00	AA–	3,610,830
9,320	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	10,892,470
	University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
1,265	5.000%, 12/01/36	6/26 at 100.00	BB+	1,475,597
1,545	5.000%, 12/01/46	6/26 at 100.00	BB+	1,776,673
25,040	5.250%, 12/01/56	6/26 at 100.00	BB+	29,227,189
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	1,185,664
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	N/R (4)	1,183,833
	Public Schools, Series 2010, 6.000%, 7/01/40 (Pre-refunded 1/01/19)
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	10/16 at 100.00	CCC	1,000,010
	Health System, Series 2005A, 5.250%, 7/01/39 (5)
835	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	10/16 at 100.00	CCC	835,008
	Health System, Series 2005H, 5.250%, 7/01/25 (5)
2,455	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital	8/19 at 100.00	N/R (4)	2,902,154
	Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)
20	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21 – NPFG	12/16 at 100.00	AA	20,064
	Insured (Alternative Minimum Tax)
9,955	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	No Opt. Call	AA–	6,471,148
	Facilities District 98-2, Series 2005, 0.000%, 9/01/31 – FGIC Insured
3,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Election	8/23 at 100.00	AA	3,618,240
	2012 Series 2013B, 5.000%, 8/01/38
4,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series	No Opt. Call	Aa1	3,629,880
	2005, 0.000%, 8/01/22 – NPFG Insured
3,795	Colton Joint Unified School District, San Bernardino County, California, General Obligation	No Opt. Call	AA–	1,914,426
	Bonds, Series 2006C, 0.000%, 2/01/37 – FGIC Insured
4,565	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue	No Opt. Call	Aaa	5,459,375
	Bonds, Series 1989, 7.750%, 5/01/22 (Alternative Minimum Tax) (ETM)
1,320	Davis, California, Special Tax Bonds, Community Facilities District 2015-1 Series 2015,	9/25 at 100.00	N/R	1,466,810
	5.000%, 9/01/40
2,510	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	1,816,889
	Bonds, School Facilities Improvement District 1, Series 2004B, 0.000%, 10/01/28 – NPFG Insured
3,360	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	No Opt. Call	AA–	2,539,522
	Bonds, School Facilities Improvement District 2, Series 2002A, 0.000%, 7/01/27 – NPFG Insured
3,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	No Opt. Call	AA	2,105,184
	Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
3,000	0.000%, 1/15/26 (6)	No Opt. Call	BBB–	2,512,380
1,560	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,871,392
3,560	6.000%, 1/15/49	1/24 at 100.00	BBB–	4,322,232
4,505	Foothill-De Anza Community College District, Santa Clara County, California, Election of 1999	No Opt. Call	Aaa	3,148,229
	General Obligation Bonds, Series A, 0.000%, 8/01/30 – NPFG Insured
2,315	Gateway Unified School District, California, General Obligation Bonds, Series 2004B, 0.000%,	No Opt. Call	AA–	1,468,289
	8/01/32 – FGIC Insured
1,000	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California,	8/21 at 100.00	Aa2	1,200,290
	General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35
2,000	Glendale Redevelopment Agency, California, Tax Allocation Bonds, Central Glendale	12/16 at 100.00	A (4)	2,034,980
	Redevelopment Project, Series 2010, 5.500%, 12/01/24 (Pre-refunded 12/01/16)
3,170	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA	2,595,564
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,150	4.500%, 6/01/27	6/17 at 100.00	B	3,206,417
13,680	5.000%, 6/01/33	6/17 at 100.00	B–	13,787,114
3,000	5.750%, 6/01/47	6/17 at 100.00	B–	3,060,990
13,550	5.125%, 6/01/47	6/17 at 100.00	B–	13,553,388
7,150	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%,	7/21 at 100.00	Aaa	8,999,634
	7/15/40 (Pre-refunded 7/15/21)
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	2,516,974
	Series 2006B, 0.000%, 9/01/27
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	3,257,950
	Bonds, Series 2005, 0.000%, 8/01/31 – NPFG Insured
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,546,125
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
14,000	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 13.65	N/R	1,807,120
	Bonds, Series 2007C-2, 0.000%, 6/01/47
10,600	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 28.99	N/R	2,787,164
	Bonds, Series 2007, 0.000%, 6/01/36
2,750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding	1/22 at 100.00	A	3,101,588
	Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 4.500%, 1/01/27
	(Alternative Minimum Tax)
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,181,150
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	AA–	610,945
	California, Series 2010, 5.375%, 3/15/36
2,000	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds,	8/24 at 100.00	AA	2,657,740
	Series 2011, 5.875%, 8/01/31
1,000	Mendocino-Lake Community College District, Mendocino and Lake Counties, California, General	8/26 at 100.00	AA	1,298,790
	Obligation Bonds, Election 2006, Series 2011B, 5.600%, 8/01/31 – AGM Insured (6)
	Mount San Antonio Community College District, Los Angeles County, California, General
	Obligation Bonds, Election of 2008, Series 2013A:
1,030	0.000%, 8/01/28 (6)	2/28 at 100.00	AA	1,007,371
2,320	0.000%, 8/01/43 (6)	8/35 at 100.00	AA	2,041,461
5,420	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	8,082,412
	2009B, 6.500%, 11/01/39
	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts,
	Series 2009C:
2,700	7.000%, 11/01/34	No Opt. Call	A	4,149,468
2,200	6.500%, 11/01/39	No Opt. Call	A	3,280,684
	North Orange County Community College District, California, General Obligation Bonds, Election
	of 2002 Series 2003B:
7,735	0.000%, 8/01/25 – FGIC Insured	No Opt. Call	AA+	6,484,173
4,180	0.000%, 8/01/26 – FGIC Insured	No Opt. Call	AA+	3,421,664
10,885	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA–	8,898,596
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/25 – FGIC Insured
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	3,354,030
	6.625%, 11/01/29
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,202,278
	5.250%, 11/01/21
6,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	4,948,980
	of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured
12,210	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital	8/30 at 100.00	A+	14,129,168
	Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/40 (6)
5,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	6,142,850
	AGC Insured (6)
1,750	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	1,526,700
	Series 2001B, 0.000%, 9/01/23 – AGM Insured
2,000	Pasadena, California, Certificates of Participation, Refunding Series 2008C, 5.000%, 2/01/33	2/18 at 100.00	AA+ (4)	2,133,040
	(Pre-refunded 2/01/18)
9,315	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue	No Opt. Call	Aaa	13,020,600
	Bonds, Series 1989A, 7.600%, 1/01/23 (Alternative Minimum Tax) (ETM)
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011,	5/21 at 100.00	AA–	2,953,100
	5.500%, 5/01/32
3,850	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,508,966
	Participation, Refunding Series 2011, 0.000%, 10/01/28 – AGM Insured (6)
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,061,940
	Center, Refunding Series 2007A, 5.000%, 7/01/47
3,200	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	No Opt. Call	AA	2,435,584
	Series 2003, 0.000%, 7/01/27 – AGM Insured
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	2,361,300
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
205	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	244,645
	2013A, 5.750%, 6/01/44
2,755	Sacramento City Unified School District, Sacramento County, California, General Obligation	No Opt. Call	A1	2,313,952
	Bonds, Series 2007, 0.000%, 7/01/25 – AGM Insured
3,550	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	4,434,838
	7.500%, 12/01/41
165	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	191,266
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
3,000	San Diego Community College District, California, General Obligation Bonds, Tender Option Bond	8/21 at 100.00	AA+	4,578,510
	Trust 2016-XG0053, 12.843%, 8/01/41 (IF) (7)
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	Aa2 (4)	2,890,924
	Tender Option Bond Trust 2015-XF0098, 18.692%, 2/01/33 (Pre-refunded 8/01/19) (IF)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A– (4)	787,056
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)
4,150	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 53.32	AA	2,176,094
	2004 Series 2008B, 0.000%, 8/01/29 – AGM Insured
2,700	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	1/25 at 100.00	BB+	3,049,731
	Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
6,630	5.000%, 1/15/44	1/25 at 100.00	BBB–	7,743,774
3,160	5.000%, 1/15/50	1/25 at 100.00	BBB–	3,670,150
7,205	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	6,203,433
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
5,000	San Jose, California, Airport Revenue Bonds, Series 2007A, 6.000%, 3/01/47 – AMBAC Insured	3/17 at 100.00	A2	5,149,350
	(Alternative Minimum Tax)
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	4,787,760
	Project, Tender Option Bond Trust 2015-XF2185. Formerly Tender Option Bond Trust 3030,
	16.527%, 9/01/38 – BHAC Insured (IF)
5,760	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,561,075
	Series 2015, 0.000%, 8/01/45
690	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	780,825
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
37,555	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 18.52	N/R	5,351,588
	Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007A, 0.000%, 6/01/47
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
3,000	5.000%, 6/01/37	10/16 at 100.00	BB+	3,000,240
3,090	5.125%, 6/01/46	10/16 at 100.00	B+	3,090,247
1,800	Walnut Valley Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aa2	1,380,474
	Bonds, Election 2000 Series 2003D, 0.000%, 8/01/27 – FGIC Insured
4,005	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/31 at 100.00	AA	3,543,504
	2011B, 0.000%, 8/01/36 – AGM Insured (6)
3,900	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series	8/21 at 100.00	AA (4)	4,819,698
	2011B, 5.625%, 5/01/41 (Pre-refunded 8/01/21) – AGM Insured
3,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series	8/21 at 100.00	Aa2	3,546,390
	2011C, 5.250%, 8/01/47
511,760	Total California			470,059,131
	Colorado – 7.9% (5.1% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2 (4)	1,539,613
	Series 2010, 6.250%, 12/01/35 (Pre-refunded 12/01/20)
1,500	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015,	12/25 at 100.00	AA	1,773,540
	5.000%, 12/01/35 – BAM Insured
1,600	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,608,096
	SYNCORA GTY Insured
700	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax	7/18 at 100.00	N/R	716,583
	Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23
500	Castle Oaks Metropolitan District 3, Castle Rock, Douglas County, Colorado, General Obligation	12/20 at 103.00	N/R	521,650
	Limited Tax Bonds, Series 2016, 5.500%, 12/01/45
625	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BBB	761,919
	Series 2013A, 6.000%, 12/01/38
1,000	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds,	12/25 at 100.00	N/R	1,054,260
	Refunding Senior Lien Series 2015A, 5.000%, 6/01/37
1,240	Colorado City Metropolitan District, Oueblo county, Colorado, Water and Wastewater Enterprise	No Opt. Call	BBB+	1,315,665
	Revenue Bonds, Refunding & Improvement Series 2012, 4.500%, 12/01/34
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Pinnacle	12/19 at 100.00	BBB	1,076,750
	Charter School, Inc. High School Project, Series 2010, 5.000%, 12/01/29
2,315	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori Peaks	5/18 at 100.00	N/R	2,330,811
	Academy, Series 2006A, 5.400%, 5/01/26
9,440	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	A–	9,471,058
	Series 2006A, 4.500%, 9/01/38
3,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	A–	3,743,004
	Series 2009A, 5.500%, 7/01/34
9,335	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	10,732,730
	Series 2013A, 5.250%, 1/01/45
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado	12/23 at 100.00	A+	2,344,260
	Project, Series 2013A, 5.000%, 12/01/36
2,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series	No Opt. Call	A	2,129,480
	2012, 4.000%, 12/01/42
3,655	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	No Opt. Call	A–	4,189,690
	Samaritan Society Project, Series 2013A, 5.000%, 6/01/45
585	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good	6/23 at 100.00	BBB+	702,708
	Samaritan Society Project, Series 2013, 5.625%, 6/01/43
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,254,121
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	12,817,325
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	3,611,545
	Association, Series 2007, 5.250%, 5/15/42
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,360,598
	Series 2007, 5.125%, 9/15/29
2,250	Colorado Springs, Colorado, Utilities System Revenue Bonds, Improvement Series 2013B-1,	11/23 at 100.00	AA	2,722,950
	5.000%, 11/15/38
20	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	22,026
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System
	Revenue Bonds, Series 2009A:
1,175	5.000%, 3/01/34 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	1,303,169
5	5.000%, 3/01/34 (Pre-refunded 3/01/19)	3/19 at 100.00	N/R (4)	5,559
1,945	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Refunding Series 2015, 5.000%,	8/25 at 100.00	AA	2,343,628
	8/01/36 – BAM Insured
5,000	Compark Business Campus Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/17 at 100.00	AA	5,118,250
	Series 2007A, 5.600%, 12/01/34 – RAAI Insured
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB+	1,092,080
	Series 2010, 5.375%, 12/01/40
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/20 at 103.00	N/R	535,690
	2006, 5.250%, 12/01/30
2,200	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,638,878
3,870	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	4,545,160
	5.000%, 11/15/43
2,200	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	2,211,616
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
5,365	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	5,436,140
9,900	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	10,031,076
4,335	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	4,392,265
	Denver, Colorado, Airport System Revenue Bonds, Series 2006A:
5,365	5.000%, 11/15/23 – FGIC Insured (UB)	11/16 at 100.00	AA–	5,436,140
4,335	5.000%, 11/15/25 – FGIC Insured (UB)	11/16 at 100.00	AA–	4,392,265
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	A3	4,538,500
	2010A, 0.000%, 9/01/41
8,845	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%,	No Opt. Call	AA–	6,956,327
	9/01/26 – NPFG Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
7,550	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	AA–	5,245,589
11,100	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	AA–	7,215,444
10,000	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	6,287,500
8,135	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 9/01/28 –	9/20 at 63.98	AA–	4,585,944
	NPFG Insured
	Eaton Area Park and Recreation District, Colorado, General Obligation Limited Tax Bonds,
	Series 2015:
475	5.500%, 12/01/30	12/22 at 100.00	N/R	524,049
180	5.250%, 12/01/34	12/22 at 100.00	N/R	192,488
500	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	519,280
	General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45
1,000	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited	12/21 at 103.00	N/R	1,027,930
	Tax Bonds, Series 2016, 5.125%, 12/01/46
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,125	5.750%, 12/01/30	12/24 at 100.00	N/R	1,242,484
1,000	6.000%, 12/01/38	12/24 at 100.00	N/R	1,101,230
770	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General	12/21 at 103.00	N/R	796,203
	Obligation Bonds, Series 2016A, 5.000%, 12/01/46
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
1,590	5.250%, 12/01/36 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	1,571,286
6,130	5.375%, 12/01/46 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	6,043,751
	Maher Ranch Metropolitan District 4, Colorado, General Obligation Limited Tax Bonds,
	Series 2007:
950	5.125%, 12/01/27 – RAAI Insured	12/17 at 100.00	AA	974,244
2,000	5.250%, 12/01/36 – RAAI Insured	12/17 at 100.00	AA	2,048,560
1,000	Meridian Metropolitan District, Douglas County, Colorado, General Obligation Refunding Bonds,	12/21 at 100.00	A	1,104,700
	Series 2011A, 5.000%, 12/01/41
1,870	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	BBB	2,189,190
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
3,015	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (4)	3,673,024
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
500	Parker Automotive Metropolitan District (In the Town of Parker, Colorado), General Obligation	12/26 at 100.00	N/R	511,730
	Bonds, Refunding Series 2016, 5.000%, 12/01/45
1,590	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,826,195
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
4,355	6.000%, 1/15/34	7/20 at 100.00	BBB+	5,063,036
2,365	6.000%, 1/15/41	7/20 at 100.00	BBB+	2,744,583
2,083	Salida Hospital District, Colorado, Revenue Bonds, Series 2006, 5.250%, 10/01/36	10/16 at 100.00	N/R	2,086,812
1,465	SBC Metropolitan District, Colorado, General Obligation Bonds, Series 2012, 4.000%, 12/01/37	No Opt. Call	BBB+	1,514,693
525	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds,	12/21 at 103.00	N/R	556,453
	Limited Tax Series 2016A, 5.500%, 12/01/46
650	Thompson Crossing Metropolitan District No. 6 in the Town of Johnstown, Larimer County,	12/20 at 103.00	N/R	676,832
	Colorado, General Obligation Limited Tax Bonds Series 2015A, 6.000%, 12/01/44
55	Water Valley Metropolitan District 1, Colorado, General Obligation Bonds, Refunding Series	12/26 at 100.00	N/R	61,216
	2016, 5.250%, 12/01/40
105	Water Valley Metropolitan District 2, Windsor, Colorado, General Obligation Bonds, Refunding	12/26 at 100.00	N/R	116,866
	Series 2016, 5.250%, 12/01/40
201,873	Total Colorado			192,278,437
	Connecticut – 0.1% (0.0% of Total Investments)
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford HealthCare,	7/21 at 100.00	A	1,683,345
	Series 2011A, 5.000%, 7/01/41
	District of Columbia – 0.2% (0.1% of Total Investments)
5,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	5,028,600
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.5% (3.6% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	9/20 at 100.00	BBB–	1,350,725
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter
	Academy, Inc. Project, Series 2013A:
1,005	5.000%, 9/01/43	9/23 at 100.00	BBB–	1,090,345
865	5.000%, 9/01/45	9/23 at 100.00	BBB–	937,331
775	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/27 at 100.00	N/R	790,353
	2016A, 5.375%, 11/01/36
535	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	551,521
	2016B, 5.625%, 11/01/35
665	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	682,277
	Bonds, Series 2016, 4.700%, 5/01/36
2,115	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health	4/19 at 100.00	A (4)	2,471,124
	First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)
3,430	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/16 at 100.00	B3	3,454,593
	11/01/20 (Alternative Minimum Tax)
5,005	Broward County, Florida, Airport System Revenue Bonds, Refunding Series 2009O, 5.375%, 10/01/29	10/19 at 100.00	A+	5,676,471
1,480	Broward County, Florida, Fuel System Revenue Bonds, Fort Lauderdale Fuel Facilities LLC	4/23 at 100.00	AA	1,693,312
	Project, Series 2013A, 5.000%, 4/01/33 – AGM Insured (Alternative Minimum Tax)
4,390	Capital Trust Agency, Florida, Multifamily Housing Revenue Bonds, The Gardens Apartments	7/25 at 100.00	A	4,595,672
	Project, Series 2015A, 5.000%, 7/04/50
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,
	Area 1 Project, Series 2016A-1:
125	5.250%, 11/01/37	11/28 at 100.00	N/R	127,598
160	5.600%, 11/01/46	11/28 at 100.00	N/R	163,981
690	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	717,221
	Area 1 Project, Series 2016A-2, 5.625%, 11/01/35
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
555	5.250%, 5/01/35	5/26 at 100.00	N/R	586,224
620	5.300%, 5/01/36	5/26 at 100.00	N/R	655,297
955	5.500%, 5/01/45	5/26 at 100.00	N/R	1,008,862
1,310	5.500%, 5/01/46	5/26 at 100.00	N/R	1,381,788
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter
	Foundation Inc. Projects, Series 2016A:
1,420	4.750%, 7/15/36 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	1,405,516
915	5.000%, 7/15/46 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	922,521
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies
	Inc., Series 2016A:
1,000	5.000%, 7/01/36	7/26 at 100.00	N/R	996,210
6,785	5.125%, 7/01/46	7/26 at 100.00	N/R	6,770,548
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance
	Charter School Income Projects, Series 2015A:
900	6.000%, 6/15/35	6/25 at 100.00	N/R	957,852
565	6.125%, 6/15/46	6/25 at 100.00	N/R	601,143
1,100	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern	4/21 at 100.00	A–	1,315,787
	University, Refunding Series 2011, 6.375%, 4/01/31
385	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	396,211
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
4,695	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A–	5,603,483
	Series 2015A, 5.000%, 10/01/44
1,750	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	2,029,423
	Subordinate Lien Series 2015B, 5.000%, 10/01/40 (Alternative Minimum Tax)
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	2,411,740
	Series 2014B, 5.000%, 10/01/37
2,490	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A+	2,923,235
	5.000%, 10/01/37
7,045	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	8,284,145
	5.000%, 10/01/42
1,000	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/17 at 100.00	N/R	1,014,700
	Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,140	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	2,232,641
	Development Unit 53, Series 2015, 5.350%, 8/01/35
2,185	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	2,411,890
	Inc., Series 2012A, 5.000%, 10/01/42
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA	5,299,740
	10/01/29 – FGIC Insured
2,335	Orlando, Florida, Capital Improvement Special Revenue Bonds, Series 2014B, 5.000%, 10/01/46	10/24 at 100.00	AA+	2,784,908
85	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	104,686
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,
	Series 2007:
1,795	5.000%, 7/01/33 – NPFG Insured	7/17 at 100.00	AA–	1,864,377
1,500	5.000%, 7/01/40 – NPFG Insured	7/17 at 100.00	AA–	1,557,270
560	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	571,676
	Project, Series 2016, 5.000%, 11/01/46
5,000	Seminole Tribe of Florida, Special Obligation Bonds, Series 2007A, 144A, 5.250%, 10/01/27	10/17 at 100.00	BBB	5,205,000
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds,
	Assessment Area 2, Series 2016:
180	4.750%, 11/01/28	11/27 at 100.00	N/R	185,533
300	5.375%, 11/01/36	11/27 at 100.00	N/R	307,749
590	South Broward Hospital District, Florida, Hospital Revenue Bonds, Memorial Health System,	5/18 at 100.00	AA (4)	635,135
	Refunding Series 2008, 5.000%, 5/01/28 (Pre-refunded 5/01/18)
25,640	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	26,549,964
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (7)
375	South Village Community Development District, Clay County, Florida, Capital Improvement	5/26 at 100.00	BBB	372,964
	Revenue Bonds, Refunding Series 2016A1, 3.625%, 5/01/35
	South Village Community Development District, Clay County, Florida, Capital Improvement
	Revenue Bonds, Refunding Series 2016A2:
170	4.350%, 5/01/26	No Opt. Call	N/R	172,025
100	4.875%, 5/01/35	5/26 at 100.00	N/R	101,160
1,350	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central	1/24 at 100.00	A–	1,575,248
	Florida Health Alliance Projects, Series 2014A, 5.125%, 7/01/34
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	11,967,230
	AMBAC Insured
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	3,866,115
	5.000%, 11/15/33
70	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	56,745
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (6)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	121,362
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	38,302
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)
110	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (8)
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	10,245
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (8)
200	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	202,212
	2012A-1, 6.650%, 5/01/40
295	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	185,157
	2015-1, 0.000%, 5/01/40 (8)
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	95,787
	2015-2, 0.000%, 5/01/40 (8)
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (8)
300	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series	11/27 at 100.00	N/R	307,491
	2016A-1, 5.375%, 11/01/37
515	Union Park Community Development District, Florida, Capital Improvement Revenue Bonds, Series	No Opt. Call	N/R	534,683
	2016A-2, 5.625%, 11/01/35
123,830	Total Florida			132,884,507
	Georgia – 2.7% (1.8% of Total Investments)
2,725	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project,	7/25 at 100.00	Aa3	3,367,555
	Senior Lien Series 2015A-1, 5.250%, 7/01/40
15,295	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010C, 5.250%, 1/01/30	1/21 at 100.00	Aa3	17,933,388
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%,	11/19 at 100.00	AA	1,690,020
	11/01/34 – AGM Insured
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
2,830	5.000%, 11/01/33	5/25 at 100.00	AA–	3,490,805
1,460	5.000%, 11/01/35	5/25 at 100.00	AA–	1,789,113
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	AA–	5,390,220
	FGIC Insured
2,900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	10/16 at 100.00	BB–	2,901,218
	Center, Series 2004, 5.000%, 12/01/26
3,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	3,780,823
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
2,000	Fulton County Residential Care Facilities Elderly Authority, Georgia, First Mortgage Revenue	7/17 at 100.00	N/R	2,019,480
	Bonds, Lenbrook Project, Series 2006A, 5.125%, 7/01/42
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A	2,802,300
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
2,000	5.250%, 2/15/37	2/20 at 100.00	AA–	2,236,440
5,000	5.125%, 2/15/40	2/20 at 100.00	AA–	5,542,900
4,960	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	5,490,522
	1/01/19 – FGIC Insured (ETM)
4,010	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	4,703,369
	5.000%, 7/01/60
2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	2,758,100
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
57,330	Total Georgia			65,896,253
	Guam – 0.2% (0.1% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	4,455,080
	Series 2010, 5.500%, 7/01/30
810	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	947,287
	Series 2013, 5.500%, 7/01/43
4,810	Total Guam			5,402,367
	Hawaii – 0.3% (0.2% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A1	1,131,590
	Obligated Group, Series 2010A, 5.500%, 7/01/40
3,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A1	3,631,320
	Obligated Group, Series 2013A, 5.500%, 7/01/43
1,175	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	1,347,044
	University, Series 2013A, 6.625%, 7/01/33
5,175	Total Hawaii			6,109,954
	Idaho – 0.0% (0.0% of Total Investments)
175	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding	9/26 at 100.00	BB+	202,627
	Series 2016, 5.000%, 9/01/37
595	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	677,800
	Mitigation Series 2012A, 5.000%, 9/01/32
770	Total Idaho			880,427
	Illinois – 21.9% (14.2% of Total Investments)
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	No Opt. Call	B+	961,810
	2011A, 5.500%, 12/01/39
38,060	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	40,355,779
	2016A, 7.000%, 12/01/44
450	Chicago Board of Education, Illinois, General Obligation Bonds, Series 1999A, 0.000%,	No Opt. Call	AA–	304,070
	12/01/26 – NPFG Insured
2,950	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated	10/16 at 100.00	AA–	2,991,241
	Revenues, Refunding Series 2004A, 5.000%, 12/01/20 – NPFG Insured
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,715	0.000%, 12/01/26 – NPFG Insured	No Opt. Call	AA–	1,158,843
10,060	0.000%, 12/01/28 – FGIC Insured	No Opt. Call	AA–	6,122,717
1,765	0.000%, 12/01/30 – NPFG Insured	No Opt. Call	AA–	961,343
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
2,585	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	1,661,121
7,240	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	AA–	3,737,578
4,300	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,780,568
	5.250%, 12/01/40
3,270	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/16 at 100.00	AA	3,276,802
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
1,655	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	1,988,152
	Refunding Series 2013B, 5.000%, 1/01/26
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
25,755	0.000%, 1/01/29 – NPFG Insured	No Opt. Call	AA–	15,660,843
8,765	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	AA–	4,173,279
17,310	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	7,138,125
670	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B,	1/25 at 100.00	BBB+	707,373
	5.500%, 1/01/31
3,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2006A, 4.625%,	10/16 at 100.00	AA	3,009,360
	1/01/31 – AGM Insured
1,100	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D,	1/25 at 100.00	BBB+	1,138,907
	5.500%, 1/01/40
	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C:
1,450	5.000%, 1/01/34	No Opt. Call	BBB+	1,463,558
590	5.000%, 1/01/40	No Opt. Call	BBB+	595,328
	Chicago, Illinois, General Obligation Bonds, Project Series 2011A:
430	5.250%, 1/01/35	No Opt. Call	BBB+	442,788
2,335	5.000%, 1/01/40	No Opt. Call	BBB+	2,352,396
	Chicago, Illinois, General Obligation Bonds, Project Series 2012A:
1,155	5.000%, 1/01/33	No Opt. Call	BBB+	1,178,019
550	5.000%, 1/01/34	No Opt. Call	BBB+	560,434
4,390	Chicago, Illinois, General Obligation Bonds, Refunding Project Series 2005B, 4.750%, 1/01/32 –	No Opt. Call	AA	4,404,180
	AGM Insured
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2007E:
10,115	5.500%, 1/01/35	1/25 at 100.00	BBB+	10,564,713
3,290	5.500%, 1/01/42	1/25 at 100.00	BBB+	3,401,794
295	Chicago, Illinois, General Obligation Bonds, Refunding Series 2008A, 5.250%, 1/01/37 –	1/18 at 100.00	BBB+	300,163
	FGIC Insured
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
765	5.000%, 1/01/35	1/26 at 100.00	BBB+	783,452
9,510	5.000%, 1/01/38	1/26 at 100.00	BBB+	9,674,048
1,610	Chicago, Illinois, General Obligation Bonds, Series 1999, 0.000%, 1/01/30 – AGM Insured	No Opt. Call	AA	939,322
3,965	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/16 at 100.00	AA	3,978,600
	Chicago, Illinois, General Obligation Bonds, Series 2015A:
1,000	5.500%, 1/01/35	1/25 at 100.00	BBB+	1,044,460
4,900	5.500%, 1/01/39	1/25 at 100.00	BBB+	5,080,173
5,630	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.250%, 1/01/38	No Opt. Call	AA	6,069,365
1,250	Cook County Forest Preserve District, Illinois, General Obligation Bonds, Personal Property	6/22 at 100.00	AA	1,400,925
	Replacement Tax Alternate Source, Series 2012C, 5.000%, 12/15/37 – AGM Insured
3,360	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 69.01	AAA	2,311,176
	Series 2007B, 0.000%, 12/01/24
25,375	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA–	27,991,924
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A:
3,100	5.000%, 11/15/29	11/26 at 100.00	AA–	3,766,128
2,750	5.000%, 11/15/30	11/26 at 100.00	AA–	3,331,570
	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,
	Series 2007:
340	5.000%, 12/01/26	12/16 at 100.00	BBB	342,380
405	5.000%, 12/01/36	12/16 at 100.00	BBB	407,203
800	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont	12/25 at 100.00	N/R	825,400
	School Project, Series 2015A, 5.500%, 12/01/30
	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network,
	Refunding and Improvement Series 2011A:
1,650	6.875%, 10/01/31	10/21 at 100.00	BB+	1,830,873
2,535	7.125%, 10/01/41	10/21 at 100.00	BB+	2,834,409
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B,	11/19 at 100.00	AA+	1,716,690
	5.500%, 11/01/39
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA+	1,118,350
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,144,560
	8/15/47 – AGC Insured (UB)
2,675	Illinois Finance Authority, Revenue Bonds, Columbia College Chicago, Series 2015A,	12/25 at 100.00	BBB+	2,951,809
	5.000%, 12/01/37
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	6,157,199
8,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	8,477,120
	5.625%, 1/01/37
845	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series	9/26 at 100.00	A–	983,158
	2016, 5.000%, 9/01/46
5,015	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa1	5,523,571
3,160	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,677,418
	6.000%, 5/15/39
10,270	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	AA– (4)	10,631,299
	5/15/32 (Pre-refunded 5/15/17) – NPFG Insured
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	600,530
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	499,233
905	6.000%, 7/01/43	7/23 at 100.00	A–	1,112,598
2,910	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	BBB	3,274,274
	Series 2009, 6.125%, 5/15/25
90	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (4)	103,447
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	Aaa	1,936,661
	Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)
9,195	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A, 5.500%,	8/17 at 100.00	N/R (4)	9,644,452
	8/01/37 (Pre-refunded 8/01/17)
4,000	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/18 at 100.00	BBB+	4,352,200
	Refunding Series 2008A, 6.000%, 8/15/23
1,050	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	1,214,808
	Refunding Series 2015C, 5.000%, 8/15/44
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Series 2009:
7,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	8,291,080
2,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	2,376,380
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	561,535
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	2,870,075
	2011C, 5.500%, 8/15/41 (UB) (7)
4,125	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	4,675,275
	5.000%, 10/01/51
8,395	Illinois Finance Authority, Revenue Bonds, University of Chicago, Tender Option Bond Trust	7/17 at 100.00	AA+ (4)	9,088,427
	2015-XF0248, 8.954%, 7/01/46 (Pre-refunded 7/01/17) (IF) (7)
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%,	10/25 at 100.00	AA+	3,550,830
	10/01/46 (UB) (7)
7,875	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	8,001,866
	Refunding Series 2007A, 5.250%, 5/01/34
6,785	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	11/16 at 100.00	BBB+	6,820,214
	University Center Project, Series 2006B, 5.000%, 5/01/30
3,565	Illinois State, General Obligation Bonds, April Series 2014, 5.000%, 4/01/29	4/24 at 100.00	BBB+	3,944,673
	Illinois State, General Obligation Bonds, February Series 2014:
1,500	5.000%, 2/01/23	No Opt. Call	BBB+	1,696,200
1,600	5.250%, 2/01/32	2/24 at 100.00	BBB+	1,780,064
1,000	5.250%, 2/01/33	2/24 at 100.00	BBB+	1,111,850
1,130	5.250%, 2/01/34	2/24 at 100.00	BBB+	1,252,458
1,000	5.000%, 2/01/39	2/24 at 100.00	BBB+	1,081,110
	Illinois State, General Obligation Bonds, Refunding Series 2012:
7,565	5.000%, 8/01/21	No Opt. Call	BBB+	8,430,133
2,925	5.000%, 8/01/22	No Opt. Call	BBB+	3,292,790
2,615	5.000%, 8/01/25	8/22 at 100.00	BBB+	2,889,889
6,000	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	10/16 at 100.00	BBB+	6,027,300
	Illinois State, General Obligation Bonds, Series 2013:
5,000	5.250%, 7/01/29	7/23 at 100.00	BBB+	5,572,650
910	5.500%, 7/01/38	7/23 at 100.00	BBB+	1,015,078
7,250	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	8,412,393
	5.000%, 1/01/38
2,755	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	3,314,926
	5.000%, 1/01/40
560	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	919,391
	2015-XF0051, 16.421%, 1/01/21 (IF)
2,500	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	2,080,025
	Series 2006, 0.000%, 12/01/23 – NPFG Insured
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington,	No Opt. Call	AAA	11,188,045
	Illinois, General Obligation Bonds, Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
7,000	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	10/16 at 100.00	N/R	3,114,720
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36 (9)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	A1	1,455,119
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
1,315	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois,	No Opt. Call	A3	1,191,903
	General Obligation Bonds, Series 2003, 0.000%, 1/01/21 – FGIC Insured
	McHenry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011A:
1,000	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	A1	1,143,650
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	A1	1,177,960
2,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB	2,714,075
	Refunding Series 2012B, 5.000%, 6/15/52
5,400	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB	6,097,572
	Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2015A:
23,110	0.000%, 12/15/52	No Opt. Call	BBB+	4,731,079
1,230	5.000%, 6/15/53	12/25 at 100.00	BBB	1,388,842
12,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB	12,971,280
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
45,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA	15,747,300
	Project, Capital Appreciation Refunding Series 2010B-1, 0.000%, 6/15/43 – AGM Insured
7,075	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,603,754
	Project, Refunding Series 1996A, 0.000%, 6/15/24 – NPFG Insured
2,680	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	3,395,721
	Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured
145	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA– (4)	191,509
	Project, Refunding Series 1998A, 5.500%, 6/15/29 – NPFG Insured (ETM)
1,730	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/17 at 101.00	AA–	1,817,901
	Project, Refunding Series 2002B, 5.550%, 6/15/21 – NPFG Insured
770	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/17 at 101.00	AA– (4)	811,503
	Project, Refunding Series 2002B, 5.550%, 6/15/21 (Pre-refunded 6/15/17) – NPFG Insured
1,165	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	A3	1,033,006
	Project, Series 1993A, 0.000%, 6/15/21 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured (6)	6/22 at 101.00	AA–	10,743,645
8,400	0.000%, 12/15/30 – NPFG Insured	No Opt. Call	AA–	5,054,028
17,000	0.000%, 12/15/35 (WI/DD, Settling 8/01/16) – NPFG Insured	No Opt. Call	AA–	8,035,050
10,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AA–	4,510,900
3,785	0.000%, 12/15/37 – NPFG Insured	No Opt. Call	AA–	1,641,971
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AA–	14,125,518
3,720	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	AA–	1,400,692
2,898	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	10/16 at 100.00	AA	2,902,666
	3/01/30 – RAAI Insured
	Quad Cities Regional Economic Development Authority, Illinois, Revenue Bonds, Augustana
	College, Series 2012:
480	5.000%, 10/01/25	10/22 at 100.00	Baa1	563,741
400	5.000%, 10/01/26	10/22 at 100.00	Baa1	468,264
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	922,412
2,000	6.250%, 6/01/24	10/16 at 100.00	A	2,009,320
4,200	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	4,779,600
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,
	Illinois, General Obligation Bonds, Series 2003A:
1,890	5.500%, 7/01/22 – FGIC Insured	No Opt. Call	AA	2,338,648
13,000	6.000%, 7/01/33 – NPFG Insured	No Opt. Call	AA	18,200,650
3,815	Southwestern Illinois Development Authority, Environmental Improvement Revenue Bonds, US Steel	8/22 at 100.00	B	3,378,335
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
1,580	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,952,074
	6.000%, 10/01/32
11,350	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation	No Opt. Call	A2	8,990,222
	Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured
630,693	Total Illinois			530,971,356
	Indiana – 5.7% (3.7% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	1,694,472
2,705	0.000%, 2/01/25	No Opt. Call	AA+	2,284,264
4,400	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	3,838,868
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
680	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project,	2/22 at 100.00	A–	781,891
	Refunding Series 2012B, 5.000%, 2/01/29
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,050,441
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
520	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	B	512,876
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
1,230	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	1,089,214
	Corporation Project, Series 2012, 5.750%, 8/01/42 (Alternative Minimum Tax)
11,000	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc. Obligated	11/25 at 100.00	AA	11,583,220
	Group, Series 2016A, 4.000%, 11/01/51
4,465	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	5,025,313
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
1,815	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	2,081,388
	2012A, 5.000%, 5/01/42
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services	3/20 at 100.00	BBB–	1,605,795
	Project, Refunding Series 2010, 5.125%, 3/01/30
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	2,042,381
	Refunding 2015A, 4.000%, 12/01/40
9,300	Indiana Finance Authority, Hospital Revenue Bonds, Major Hospital Project, Series 2014A,	10/23 at 100.00	BBB+	10,715,367
	5.000%, 10/01/44
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing
	Project, Series 2013A:
5,380	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	6,065,842
5,100	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	5,716,284
5,370	5.250%, 1/01/51 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	6,084,156
6,730	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	7,614,591
	5.250%, 12/01/38
	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,
	Series 2014:
605	5.250%, 9/01/34 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	697,511
3,165	5.250%, 9/01/40 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	3,535,622
7,000	5.000%, 9/01/46 (Alternative Minimum Tax)	9/24 at 100.00	BBB–	7,646,240
6,700	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	7,790,157
	2011B, 5.000%, 10/01/41
13,000	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First	10/24 at 100.00	AA–	15,494,310
	Lien Series 2014A, 5.000%, 10/01/44
3,485	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	11/16 at 100.00	AA+ (4)	3,531,316
	Health, Series 2006B-5, 5.000%, 11/15/36 (Pre-refunded 11/15/16)
2,295	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	A+	2,349,965
	Indiana, Series 2007, 5.500%, 3/01/37
2,445	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	N/R (4)	2,515,098
	Indiana, Series 2007, 5.500%, 3/01/37 (Pre-refunded 3/01/17)
5,180	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	5,277,177
	(Pre-refunded 1/01/17) – NPFG Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
2,470	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	2,066,575
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	8,166,100
1,000	Merrillville, Indiana, Economic Development Revenue Bonds, Belvedere Housing Project, Series	4/24 at 102.00	N/R	1,026,770
	2016, 5.750%, 4/01/36
1,250	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series	11/23 at 100.00	N/R	1,517,150
	2013, 7.250%, 11/01/43 (Alternative Minimum Tax)
830	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013,	1/24 at 100.00	N/R	1,041,932
	7.000%, 1/01/44 (Alternative Minimum Tax)
	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007:
2,500	5.750%, 9/01/42	9/17 at 100.00	N/R	2,570,050
2,500	5.800%, 9/01/47	9/17 at 100.00	N/R	2,570,025
129,495	Total Indiana			137,582,361
	Iowa – 1.5% (1.0% of Total Investments)
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
3,180	5.000%, 12/01/19	No Opt. Call	B+	3,307,772
7,055	5.500%, 12/01/22	12/18 at 100.00	B+	7,342,915
1,255	5.250%, 12/01/25	12/23 at 100.00	B+	1,357,998
1,630	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, University of	10/21 at 100.00	BBB	1,845,062
	Dubuque Project, Refunding Series 2011, 6.000%, 10/01/31
1,900	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Upper Iowa	9/23 at 100.00	BB	1,940,698
	University Project, Series 2012, 5.000%, 9/01/43
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	2,212,140
	5.500%, 12/01/25
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
6,425	5.375%, 6/01/38	10/16 at 100.00	B+	6,425,450
525	5.500%, 6/01/42	10/16 at 100.00	B+	525,032
5,045	5.625%, 6/01/46	10/16 at 100.00	B+	5,058,268
6,590	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	6,645,224
	5.600%, 6/01/34
35,605	Total Iowa			36,660,559
	Kansas – 0.7% (0.4% of Total Investments)
	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds,
	Series 2011A:
2,000	5.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (4)	2,388,060
1,000	5.000%, 9/01/27 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (4)	1,194,030
2,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	AA	2,392,880
	Obligated Group, Series 2012A, 5.000%, 11/15/28
1,485	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series	12/20 at 100.00	A3	1,662,487
	2012A, 5.000%, 12/01/31
2,755	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	2,770,400
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
555	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	591,891
	Mall Project, Series 2010, 5.900%, 4/01/32
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
3,865	5.750%, 9/01/32	9/25 at 100.00	N/R	4,026,518
1,840	6.000%, 9/01/35	9/25 at 100.00	N/R	1,913,784
30	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	22,921
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
15,530	Total Kansas			16,962,971
	Kentucky – 1.7% (1.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	1,144,080
	Medical Health System, Series 2010A, 6.000%, 6/01/30
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,952,438
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,500	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare	8/19 at 100.00	A+	1,625,820
	System Obligated Group, Series 2009A, 5.375%, 8/15/24
	Kentucky Economic Development Finance Authority, Kentucky, Healthcare Facilities Revenue
	Bonds, Rosedale Green Project, Refunding Series 2015:
500	5.750%, 11/15/45	11/25 at 100.00	N/R	539,910
2,250	5.750%, 11/15/50	11/25 at 100.00	N/R	2,410,313
	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,
	Louisville Arena Authority, Inc., Series 2008-A1:
1,000	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA	1,077,170
1,000	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA	1,075,470
1,100	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA	1,183,017
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
2,130	5.000%, 7/01/40	7/25 at 100.00	BBB+	2,478,681
2,940	5.000%, 1/01/45	7/25 at 100.00	BBB+	3,406,255
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
1,335	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	1,192,222
2,295	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	2,056,113
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
3,080	5.750%, 7/01/49	7/23 at 100.00	Baa3	3,675,857
615	6.000%, 7/01/53	7/23 at 100.00	Baa3	745,343
5,400	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	6,271,290
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
5,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project,	3/21 at 100.00	A3	5,889,950
	Improvement and Refunding Series 2011, 6.250%, 3/01/31
215	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community	10/22 at 100.00	A+	233,142
	Hospital Corporation, Series 2012A, 4.000%, 10/01/29
37,375	Total Kentucky			41,957,071
	Louisiana – 2.2% (1.4% of Total Investments)
2,000	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East	7/21 at 100.00	BB	2,275,680
	Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BBB+	3,212,370
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
7,445	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US)	7/23 at 100.00	N/R	8,458,339
	LLC Project, Series 2013, 6.500%, 7/01/36 (Alternative Minimum Tax)
1,460	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A+	1,731,648
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
11,960	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	12,347,743
	Series 2007A, 5.500%, 5/15/47
4,540	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	4,721,010
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
4,425	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/21 at 100.00	A– (4)	5,639,486
	Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)
1,060	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy	12/23 at 100.00	N/R	1,287,720
	Foundation Project, Series 2013A, 8.375%, 12/15/43
2,235	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	2,595,796
	5.000%, 7/01/36
5,100	New Orleans Aviation Board, Louisiana, Revenue Bonds, North Terminal Project, Series 2015B,	1/25 at 100.00	A–	5,915,796
	5.000%, 1/01/45 (Alternative Minimum Tax)
2,560	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A	3,020,928
2,145	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	2,194,142
	5.125%, 6/01/37
47,930	Total Louisiana			53,400,658
	Maine – 0.5% (0.3% of Total Investments)
1,025	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,151,916
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
4,360	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/26 at 100.00	BBB	5,044,651
	Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/46
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical
	Center, Series 2011:
2,000	6.750%, 7/01/36	7/21 at 100.00	BBB–	2,294,420
1,050	6.750%, 7/01/41	7/21 at 100.00	BBB–	1,203,038
1,250	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A,	7/20 at 100.00	AA	1,413,738
	5.000%, 7/01/40
9,685	Total Maine			11,107,763
	Maryland – 0.2% (0.1% of Total Investments)
1,000	Howard County, Maryland, Retirement Community Revenue Bonds, Vantage House, Series 2007B,	4/17 at 100.00	N/R	1,008,750
	5.250%, 4/01/37
2,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference	12/16 at 100.00	N/R	1,194,200
	Center, Series 2006A, 5.000%, 12/01/31 (8)
555	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Ridge	7/17 at 100.00	A–	564,696
	Retirement Community, Series 2007, 4.750%, 7/01/34
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,353,360
	Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45
355	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor	1/26 at 100.00	N/R	373,840
	Road Project, Series 2016, 5.000%, 7/01/46
5,910	Total Maryland			5,494,846
	Massachusetts – 3.2% (2.1% of Total Investments)
8,825	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	9,990,518
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/32
475	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	553,522
	Bonds, Series 2015D, 5.000%, 7/01/44
1,525	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015,	1/25 at 100.00	BBB+	1,688,114
	4.500%, 1/01/45
2,945	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A,	10/26 at 100.00	Baa2	3,455,133
	5.000%, 10/01/43
2,375	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/16 at 101.00	N/R	2,402,146
	5.250%, 10/01/26
31,120	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Series 2016J,	No Opt. Call	A	31,768,230
	3.500%, 7/01/33 (Alternative Minimum Tax)
1,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare	7/19 at 100.00	AA	1,672,140
	System, Series 2010J, 5.000%, 7/01/39
620	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	673,971
	Series 2008E-1 &2, 5.125%, 7/01/33 (Pre-refunded 7/01/18)
5,800	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	6,471,234
	University Issue, Series 2009A, 5.750%, 7/01/39
400	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A,	7/21 at 100.00	A	455,492
	5.125%, 7/01/41
5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series	1/17 at 100.00	N/R	5,020,800
	2001A, 5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,434,517
	2013A, 5.000%, 5/15/43
7,175	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking	7/21 at 100.00	A+	8,369,638
	Revenue Bonds, Series 2011, 5.000%, 7/01/41
72,320	Total Massachusetts			77,955,455
	Michigan – 5.5% (3.5% of Total Investments)
	Detroit Academy of Arts and Sciences, Michigan, Public School Academy Revenue Bonds,
	Refunding Series 2013:
1,025	6.000%, 10/01/33	10/23 at 100.00	N/R	1,017,313
1,250	6.000%, 10/01/43	10/23 at 100.00	N/R	1,217,225
15,000	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2001A,	No Opt. Call	Aa1	19,333,200
	6.000%, 5/01/29 – AGM Insured (UB)
1,930	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	2,214,714
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	681,875
	5.000%, 11/01/30
5	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 4.500%,	10/16 at 100.00	AA–	5,015
	7/01/35 – NPFG Insured
3,000	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,861,840
	7/01/29 – FGIC Insured
2,835	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	3,040,084
	7/01/36 – BHAC Insured
2,500	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,704,025
	7/01/31 – BHAC Insured
	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
5,400	4.625%, 7/01/34 – FGIC Insured	10/16 at 100.00	AA–	5,416,848
4,375	5.000%, 7/01/36 – MBIA-NPFG Insured	10/16 at 100.00	AA–	4,390,138
2,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	2,248,260
3,750	Detroit, Michigan, Water Supply System Second Lien Revenue Refunding Bonds, Series 2006C,	No Opt. Call	AA	3,764,738
	5.000%, 7/01/33 – AGM Insured
4,000	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D,	10/16 at 100.00	AA	4,016,240
	5.000%, 7/01/32 – AGM Insured
2,000	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital	8/17 at 100.00	N/R (4)	2,092,340
	Obligated Group, Series 2007A, 5.000%, 8/15/38 (Pre-refunded 8/15/17)
2,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	No Opt. Call	AA–	2,328,920
	Healthcare, Series 2014A, 5.000%, 7/01/47
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA	1,693,125
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
6,880	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Bronson Methodist	5/20 at 100.00	A2	7,821,597
	Hospital, Refunding Series 2010, 5.500%, 5/15/36
1,900	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Metropolitan Hospital, Series 2005A,	10/16 at 100.00	BB	1,903,059
	5.250%, 7/01/30
3,580	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A,	7/21 at 100.00	AA–	4,264,496
	5.500%, 7/01/41
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/24 at 100.00	AA–	1,161,490
	Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%,
	7/01/36 – NPFG Insured
4,980	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	5,812,507
	5.000%, 12/01/39
20	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	24,263
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
3,670	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	4,318,049
	5.000%, 12/01/32
2,860	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	4/22 at 100.00	AA	2,977,460
	3.650%, 10/01/32
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I,	No Opt. Call	AA	2,816,450
	5.000%, 10/15/23 – AGC Insured
2,250	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series	10/21 at 100.00	Aa2	2,633,175
	2011-I-A, 5.375%, 10/15/41
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
12,500	5.000%, 4/15/32	10/25 at 100.00	Aa2	15,356,625
6,000	5.000%, 10/15/45	10/25 at 100.00	Aa2	7,183,440
3,595	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30 –	10/16 at 50.02	Aa2	1,792,251
	NPFG Insured
2,655	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA, 0.000%, 10/15/30	10/16 at 50.02	Aa2 (4)	1,326,730
	(Pre-refunded 10/15/16) – NPFG Insured
3,220	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	3,678,303
	Refunding Series 2009, 5.750%, 11/15/39
4,500	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	4,566,285
	2006A, 5.000%, 12/01/31
365	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	370,585
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
1,525	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	1,574,425
	Series 2008A, 6.875%, 6/01/42
2,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	No Opt. Call	A	2,268,780
	Airport, Series 2012A, 5.000%, 12/01/37
119,195	Total Michigan			131,875,870
	Minnesota – 0.9% (0.6% of Total Investments)
700	City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds, DaVinci Academy Project,	7/24 at 102.00	N/R	733,957
	Series 2016A, 5.000%, 7/01/47
2,020	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily	10/16 at 100.00	Aa1	2,033,191
	Housing Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37
	(Alternative Minimum Tax)
1,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	1,072,340
	Schools Academy, Series 2010A, 5.875%, 11/01/40
1,500	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language	8/22 at 100.00	BB+	1,666,725
	Academy, Series 2014A, 5.750%, 8/01/44
5,265	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care	7/25 at 100.00	A	6,408,032
	Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A,
	5.000%, 7/01/33
795	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project,	7/24 at 102.00	N/R	838,224
	Series 2016A, 5.000%, 7/01/36
4,230	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	4,735,908
	2008B, 6.500%, 11/15/38 – AGC Insured
770	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA (4)	873,219
	2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured
4,250	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	4,254,718
	Project, Series 2007-1, 5.000%, 8/01/36
20,530	Total Minnesota			22,616,314
	Mississippi – 0.4% (0.3% of Total Investments)
1,990	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage	11/16 at 100.00	AA+	1,999,055
	Revenue Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A,
	5.450%, 5/20/34
620	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/16 at 100.00	BBB	639,778
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
5,215	Mississippi State, General Obligation Bonds, Refunding Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	5,806,016
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,107,070
	Project, Series 2008A, 6.500%, 9/01/32
8,825	Total Mississippi			9,551,919
	Missouri – 2.3% (1.5% of Total Investments)
1,400	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/22 at 100.00	AA+	1,646,246
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44
3,495	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	BB+	3,497,307
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,270	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	3/23 at 103.00	N/R	1,398,257
	Bonds, Southeasthealth, Series 2016A, 6.000%, 3/01/33
1,000	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional	12/17 at 100.00	N/R	1,014,950
	Medical Center, Series 2007, 5.000%, 12/01/32
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	1,116,860
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
135	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway	4/26 at 100.00	N/R	134,991
	Center Community Improvement District, Senior Refunding & Improvement Series 2016,
	5.000%, 4/01/46
12,005	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	8,476,851
	2004B-1, 0.000%, 4/15/29 – AMBAC Insured
1,000	Liberty Public School District 53,Clay County, Missouri, Lease Participation Certificates,	4/22 at 100.00	AA–	1,170,030
	School Boards Association, Series 2014, 5.000%, 4/01/31
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,560	5.125%, 6/01/25	No Opt. Call	N/R	1,635,410
3,810	5.750%, 6/01/35	6/25 at 100.00	N/R	3,971,354
3,695	6.000%, 6/01/46	6/25 at 100.00	N/R	3,863,012
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Kansas City University of Medicine and Biosciences, Series 2013A:
1,590	5.000%, 6/01/30	6/23 at 100.00	A1	1,855,355
2,700	5.000%, 6/01/33	6/23 at 100.00	A1	3,121,821
665	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	760,221
	Saint Louis College of Pharmacy, Series 2013, 5.250%, 5/01/33
505	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	10/23 at 100.00	A+	597,597
	University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,
	CoxHealth, Series 2013A:
50	5.000%, 11/15/44	11/23 at 100.00	A2	58,051
6,930	5.000%, 11/15/48	11/23 at 100.00	A2	8,003,457
2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy	11/24 at 100.00	AA–	2,367,440
	Health, Series 2014F, 5.000%, 11/15/45
2,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University,	11/21 at 100.00	AAA	2,937,425
	Series 2011B, 5.000%, 11/15/37
2,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue	1/17 at 100.00	AA+ (4)	2,037,520
	Bonds, Series 2007A, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – AMBAC Insured
	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A:
370	4.500%, 12/15/23 – NPFG Insured	12/16 at 100.00	AA–	375,428
415	4.500%, 12/15/26 – NPFG Insured	12/16 at 100.00	AA–	421,109
	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A:
955	4.500%, 12/15/23 (Pre-refunded 12/15/16)	12/16 at 100.00	AA– (4)	969,564
1,060	4.500%, 12/15/26 (Pre-refunded 12/15/16)	12/16 at 100.00	AA– (4)	1,076,165
430	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	508,557
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
450	5.000%, 12/01/35	12/25 at 100.00	N/R	485,487
130	5.125%, 12/01/45	12/25 at 100.00	N/R	139,411
980	Stoddard County Industrial Development Authority, Missouri, Health Facility Revenue Bonds,	3/23 at 103.00	N/R	1,067,220
	Southeasthealth, Series 2016B, 6.000%, 3/01/37
54,100	Total Missouri			54,707,096
	Nebraska – 0.5% (0.3% of Total Investments)
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	683,640
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 2, Nebraska, Hospital Revenue Bonds, Madonna Rehabilitation
	Hospital Project, Series 2014:
1,930	5.000%, 5/15/27	5/24 at 100.00	BBB+	2,300,444
3,000	5.000%, 5/15/36	5/24 at 100.00	BBB+	3,442,200
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
650	5.000%, 11/01/45	11/25 at 100.00	A–	766,149
2,110	5.000%, 11/01/48	11/25 at 100.00	A–	2,480,537
500	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	563,375
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
1,005	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City 2,	2/17 at 100.00	AA+ (4)	1,581,729
	Tender Option Bond Trust 2016-XF2220, Formerly Tender Option Bond Trust 11673, 19.267%,
	8/01/40 (Pre-refunded 2/01/17) – BHAC Insured (IF)
9,775	Total Nebraska			11,818,074
	Nevada – 4.1% (2.7% of Total Investments)
29,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	33,580,260
6,935	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	7,796,812
	International Airport, Series 2010A, 5.250%, 7/01/42
23,000	Henderson, Nevada, Healthcare Facility Revenue Refunding Bonds, Catholic Healthcare West,	7/17 at 100.00	AA+	23,842,950
	Series 2007B, 5.250%, 7/01/31 – BHAC Insured (UB) (7)
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%,	6/19 at 100.00	BBB+ (4)	2,046,341
	6/15/30 (Pre-refunded 6/15/19)
4,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	Aa1	4,855,720
	5.000%, 6/01/39
3,395	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/19 at 100.00	Aa1	3,771,777
	2009D, 5.000%, 6/01/27
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water & Refunding Series	6/21 at 100.00	Aa1	11,598,800
	2011C, 5.000%, 6/01/38
5,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	10/16 at 100.00	AA–	4,987,150
7,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	AA+	7,256,550
	7/01/31 – BHAC Insured (UB) (7)
90,030	Total Nevada			99,736,360
	New Hampshire – 0.1% (0.0% of Total Investments)
1,500	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	1,697,385
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 3.9% (2.5% of Total Investments)
615	Gloucester County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	712,847
	Bonds, Logan Project, Refunding Series 2014A, 5.000%, 12/01/24 (Alternative Minimum Tax)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,275,890
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
5,050	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	10/16 at 100.00	AA–	5,105,298
	2004A, 5.250%, 7/01/33 – NPFG Insured
3,050	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	3,347,101
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/24
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	946,489
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	3,391,230
1,120	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	1,321,902
	2013D, 5.000%, 7/01/33
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	668,412
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
405	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	477,531
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital
	Appreciation Series 2010A:
3,130	0.000%, 12/15/28	No Opt. Call	A–	1,935,248
3,000	0.000%, 12/15/31	No Opt. Call	A–	1,613,280
12,715	0.000%, 12/15/33	No Opt. Call	A–	6,232,893
610	0.000%, 12/15/34	No Opt. Call	A–	285,456
2,480	0.000%, 12/15/40	No Opt. Call	A–	886,451
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
15,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	AA–	9,037,200
15,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	8,314,950
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	10,603,600
5,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2008A,	No Opt. Call	A–	2,383,976
	0.000%, 12/15/36
2,215	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009A,	No Opt. Call	A–	827,746
	0.000%, 12/15/39
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C,	12/24 at 100.00	A–	5,739,950
	5.250%, 6/15/32
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	5,408,000
	5.000%, 6/15/42
3,645	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	A–	4,002,210
	5.000%, 6/15/44
6,305	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	7,005,864
	5.000%, 6/15/45
12,870	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	12,733,707
	Series 2007-1A, 5.000%, 6/01/41
128,345	Total New Jersey			94,257,231
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	BBB–	1,641,945
	Project, Series 2010A, 6.125%, 7/01/40
4,180	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross	5/20 at 103.00	N/R	4,470,928
	Receipts Tax Increment Bonds, Senior Lien Series 2015, 5.750%, 5/01/30
5,680	Total New Mexico			6,112,873
	New York – 12.2% (7.9% of Total Investments)
1,755	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	B	1,637,275
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
3,220	6.000%, 7/15/30	1/20 at 100.00	BBB–	3,695,755
3,065	6.250%, 7/15/40	1/20 at 100.00	BBB–	3,542,435
3,400	0.000%, 7/15/44	No Opt. Call	BBB–	1,043,324
12,020	0.000%, 7/15/46	No Opt. Call	BBB–	3,301,293
450	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	543,407
	Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35
200	Build New York City Resource Corporation, New York, Revenue Bonds, Metropolitan College of	11/24 at 100.00	BB	216,052
	New York, Series 2014, 5.000%, 11/01/39
3,170	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/25 at 100.00	A–	3,714,448
	2015A, 5.000%, 7/01/50
4,675	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	3/21 at 100.00	AAA	5,470,498
	Purpose Series 2011C, 5.000%, 3/15/41
69,130	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	10/16 at 17.16	N/R	9,458,367
	Asset-Backed Bonds, 1st Subordinate Series 2005B, 0.000%, 6/01/47
81,270	Erie County Tobacco Asset Securitization Corporation, New York, Tobacco Settlement	10/16 at 12.25	N/R	7,805,984
	Asset-Backed Bonds, Series 2005C, 0.000%, 6/01/50
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
2,100	5.750%, 2/15/47	2/21 at 100.00	A	2,485,077
6,160	5.250%, 2/15/47	2/21 at 100.00	A	7,096,382
7,310	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	7,454,811
	2/15/47 – NPFG Insured
3,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	3,580,050
	5.000%, 9/01/39
1,200	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	1,383,516
	5/01/36 – AGM Insured
6,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	7,057,080
	5.000%, 9/01/42
1,070	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	1,216,248
	5.000%, 11/15/34
20,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding Green	11/26 at 100.00	AA–	24,635,400
	Series 2016B, 5.000%, 11/15/37
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	3,043,350
	Series 2012F, 5.000%, 11/15/26
750	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A,	11/21 at 100.00	AA–	882,900
	5.000%, 11/15/41
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A,	5/23 at 100.00	AA–	2,974,200
	5.000%, 11/15/38
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series2006B:
1,749	4.500%, 11/15/32 (Pre-refunded 11/15/16) – AGM Insured (UB)	11/16 at 100.00	AA (4)	1,769,628
11,051	4.500%, 11/15/32 – AGM Insured (UB)	11/16 at 100.00	AA	11,174,421
245	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R (4)	245,096
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative
	Minimum Tax) (ETM)
4,375	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	5,179,344
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
3,750	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second	6/24 at 100.00	AA+	4,175,400
	General Resolution Revenue Bonds, Fiscal 2015 Series AA, 4.000%, 6/15/44
1,685	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,737,184
	Series 2007B, 4.750%, 11/01/27
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate	5/23 at 100.00	AAA	11,977,400
	Fiscal 2013 Series I, 5.000%, 5/01/38
10	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 –	10/16 at 100.00	AA	10,043
	NPFG Insured
52,540	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	60,453,049
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade
	Center Project, Series 2011:
1,870	5.000%, 11/15/44	11/21 at 100.00	A+	2,184,235
2,000	5.750%, 11/15/51	No Opt. Call	A+	2,421,940
3,000	New York State Power Authority, General Revenue Bonds, Series 2011A, 5.000%, 11/15/38	11/21 at 100.00	Aa1	3,557,640
15,265	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds,	8/21 at 100.00	BB	16,989,334
	American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016,
	5.000%, 8/01/26 (Mandatory put 8/01/21) (Alternative Minimum Tax)
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport
	Terminal B Redevelopment Project, Series 2016A:
7,125	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	BBB	8,185,841
41,610	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	BBB	48,357,894
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
6,065	6.500%, 12/01/28	10/16 at 100.00	Baa1	6,246,950
3,430	6.000%, 12/01/36	12/20 at 100.00	Baa1	4,054,226
795	6.000%, 12/01/42	12/20 at 100.00	Baa1	937,019
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	3,027,925
	Series 2015A, 5.000%, 11/15/50
404,010	Total New York			294,922,421
	North Carolina – 0.7% (0.5% of Total Investments)
1,710	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	1,938,011
	Bonds, Tender Option Bond Trust 2016-XG0005, Formerly Tender Option Bond Trust 1149,
	14.344%, 1/15/47 (IF) (7)
1,950	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	1,987,148
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes
	Project, Series 2015:
1,505	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	1,730,103
2,150	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	2,423,287
3,500	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/19 at 100.00	Aa2 (4)	3,928,750
	Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)
3,300	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,	10/22 at 100.00	A+	3,876,774
	Refunding Series 2012A, 5.000%, 10/01/31
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,096,137
	5.750%, 1/01/39 – AGC Insured
16,015	Total North Carolina			17,980,210
	North Dakota – 0.6% (0.4% of Total Investments)
1,000	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/21 at 100.00	N/R (4)	1,195,100
	Project, Series 2014A, 5.000%, 7/01/35 (Pre-refunded 7/01/21)
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,828,815
2,190	6.250%, 11/01/31	11/21 at 100.00	A+	2,703,774
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
3,000	5.000%, 12/01/29	12/21 at 100.00	A–	3,416,820
1,875	5.000%, 12/01/32	12/21 at 100.00	A–	2,111,344
2,350	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2006,	10/16 at 100.00	BBB–	2,357,661
	5.125%, 7/01/25
11,915	Total North Dakota			13,613,514
	Ohio – 7.7% (5.0% of Total Investments)
800	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and	5/22 at 100.00	AA–	919,984
	Improvement Series 2012A, 5.000%, 5/01/42
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,083,101
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	632,604
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
685	5.375%, 6/01/24	6/17 at 100.00	B–	677,410
500	5.125%, 6/01/24	6/17 at 100.00	B–	493,845
16,555	5.875%, 6/01/30	6/17 at 100.00	B–	16,556,656
22,985	5.750%, 6/01/34	6/17 at 100.00	B–	22,881,568
5,240	6.000%, 6/01/42	6/17 at 100.00	B–	5,241,205
44,590	6.500%, 6/01/47	6/17 at 100.00	B–	45,596,842
24,975	5.875%, 6/01/47	6/17 at 100.00	B–	24,962,013
17,550	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	17,930,484
	Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	A	2,342,740
3,000	5.750%, 11/01/40	11/20 at 100.00	A	3,568,020
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	3,376,558
	Services, Improvement Series 2010A, 5.625%, 7/01/26
5,800	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A,	11/21 at 100.00	AA+	6,625,978
	5.000%, 11/15/41
3,055	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B	3,031,538
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
4,615	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	5,654,898
	2011A, 6.000%, 11/15/41
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds,	No Opt. Call	Ba2	1,021,500
	FirstEnergy Nuclear Generation Corp. Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put
	5/01/20) (Alternative Minimum Tax)
7,850	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	8,750,945
	Project, Series 2009E, 5.625%, 10/01/19
10	Ohio Air Quality Development Authority, Revenue Refunding Bonds, AK Steel Holding Corporation,	2/22 at 100.00	B–	7,918
	Series 2012A, 6.750%, 6/01/24 (Alternative Minimum Tax)
2,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	2,431,060
	2013A-1, 5.250%, 2/15/33
330	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel	No Opt. Call	B	325,905
	Corporation Project, Refunding Series 2011, 6.600%, 5/01/29
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy	No Opt. Call	Ba2	3,064,500
	Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32 (Mandatory put 5/01/20)
	(Alternative Minimum Tax)
179,580	Total Ohio			186,177,272
	Oklahoma – 1.8% (1.2% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	2,421,860
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	4,002,460
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,832,584
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
4,390	5.000%, 2/15/37	2/17 at 100.00	AA	4,484,122
13,295	5.000%, 2/15/42	2/17 at 100.00	AA	13,577,120
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
150	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	153,662
450	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	460,985
2,000	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	2,029,920
	1/01/47 – FGIC Insured
2,055	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	2,403,795
	5.375%, 6/01/33 – BAM Insured (Alternative Minimum Tax)
11,920	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	12,110,601
	System, Series 2006, 5.000%, 12/15/36 (UB) (7)
176	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	181,116
	System, Tender Option Bond Trust 2016-XF0390, 8.161%, 12/15/36 (IF) (7)
41,611	Total Oklahoma			43,658,225
	Oregon – 0.2% (0.1% of Total Investments)
1,270	Forest Grove, Oregon, Campus Improvement Revenue Bonds, Pacific University Project, Refunding	5/22 at 100.00	BBB	1,443,546
	Series 2014A, 5.000%, 5/01/40
3,000	Oregon State Facilities Authority, Revenue Bonds, Willamette University, Series 2007A,	10/17 at 100.00	A	3,129,840
	5.000%, 10/01/36
4,270	Total Oregon			4,573,386
	Pennsylvania – 5.2% (3.4% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
120	6.750%, 11/01/24	11/19 at 100.00	B	118,126
95	6.875%, 5/01/30	11/19 at 100.00	B	93,857
380	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	No Opt. Call	B	336,505
	Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42
	(Alternative Minimum Tax)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	5,659,450
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
10	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B	10,064
	Steel Corporation, Series 2005, 5.500%, 11/01/16
32,285	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	Ba2	32,474,513
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35
	(Mandatory put 6/01/20)
1,500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB–	1,512,675
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	111,901
	Ministries Project, Series 2009, 6.125%, 1/01/29
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (4)	1,017,639
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
2,080	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	2,433,933
	Ministries Project, Series 2015, 5.000%, 1/01/38
605	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	666,577
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
960	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA	1,045,680
	12/01/43 – AGM Insured
3,160	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%,	12/18 at 100.00	AA (4)	3,481,625
	12/01/43 (Pre-refunded 12/01/18) – AGM Insured
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,
	Albert Einstein Healthcare Network Issue, Series 2015A:
6,190	5.250%, 1/15/36	1/25 at 100.00	Baa2	7,082,103
3,535	5.250%, 1/15/45	1/25 at 100.00	Baa2	4,058,534
2,206	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/16 at 100.00	N/R	999,943
	Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23
156	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds,	10/16 at 100.00	N/R	69,705
	Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23
4,135	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	4,669,490
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
2,750	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	2,961,283
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
1,085	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	1,281,190
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 12/31/38 (Alternative
	Minimum Tax)
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	658,734
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
1,500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-96A,	10/16 at 100.00	AA+	1,504,305
	4.650%, 10/01/31 (Alternative Minimum Tax) (UB) (7)
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	5,557,966
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
1,750	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	2,040,465
	Bonds, Series 2010A, 5.500%, 12/01/34
5,140	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	5,956,540
	Revenue, Series 2011B, 5.000%, 12/01/34
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding Subordinate Second Series	6/26 at 100.00	A3	19,804,530
	2016B-2, 5.000%, 6/01/39
5,660	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	6,706,704
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	1,844,394
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011:
5,445	6.000%, 8/01/36	8/20 at 100.00	A+	6,465,502
1,425	6.500%, 8/01/41	8/20 at 100.00	A+	1,713,050
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
705	5.000%, 11/15/21	No Opt. Call	BB	754,611
1,255	5.000%, 11/15/28	5/24 at 100.00	BB	1,347,820
1,670	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	A–	1,808,727
	Hospital Project, Refunding and Improvement Series 2011, 5.250%, 8/01/19
116,237	Total Pennsylvania			126,248,141
	Puerto Rico – 0.3% (0.2% of Total Investments)
215	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	CC	226,285
	7/01/29 – AMBAC Insured
30,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Caa3	2,958,600
	8/01/54 – AMBAC Insured
3,975	Puerto Rico, General Obligation Bonds, Public Improvement Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	AA–	4,222,682
	NPFG Insured
34,190	Total Puerto Rico			7,407,567
	Rhode Island – 0.1% (0.1% of Total Investments)
25,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	2,623,750
	Series 2007A, 0.000%, 6/01/52
	South Carolina – 2.5% (1.6% of Total Investments)
5,000	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Refunding Series	No Opt. Call	AA–	6,105,400
	1991, 6.250%, 1/01/21 – FGIC Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
1,220	0.000%, 1/01/23 – FGIC Insured	No Opt. Call	AA–	1,076,711
21,570	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	14,704,700
5,560	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	AA	3,773,850
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
5,000	5.000%, 12/01/50	6/25 at 100.00	AA–	5,838,800
5,000	5.000%, 12/01/55	6/25 at 100.00	AA–	5,851,600
6,930	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	8,203,665
	2014C, 5.000%, 12/01/46
9,155	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	11,038,550
	5.500%, 12/01/54
2,900	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	3,253,104
	5.250%, 10/01/40
62,335	Total South Carolina			59,846,380
	South Dakota – 0.3% (0.2% of Total Investments)
2,945	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+ (4)	3,045,601
	Series 2007, 5.000%, 11/01/40 (Pre-refunded 5/01/17)
4,455	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	5,242,778
	Series 2014B, 5.000%, 11/01/44
7,400	Total South Dakota			8,288,379
	Tennessee – 0.7% (0.5% of Total Investments)
8,890	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A–	10,221,100
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,395	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	BBB+	2,772,668
	Health System, Refunding Series 2014A, 5.000%, 10/01/44
8,755	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	2,588,241
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	12/17 at 100.00	N/R	1,084,320
	Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996,
	6.000%, 12/01/19 – AMBAC Insured
1,095	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	1,099,062
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
22,135	Total Tennessee			17,765,391
	Texas – 17.9% (11.6% of Total Investments)
495	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside	8/21 at 100.00	BB+	504,410
	Schools, Series 2016A, 4.375%, 8/15/36
	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift
	Education, Series 2016A:
165	5.000%, 12/01/36	12/26 at 100.00	BBB–	193,821
130	5.000%, 12/01/46	12/26 at 100.00	BBB–	150,952
760	5.000%, 12/01/51	12/26 at 100.00	BBB–	878,856
975	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	1,018,943
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
870	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	906,314
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,555	Beaumont Independent School District, Jefferson County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	5,682,376
	Series 2008, 5.000%, 2/15/38
	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage
	Revenue Bonds, Refunding & Improvement Series 2015:
3,135	5.250%, 12/01/35	12/25 at 100.00	BB	3,528,787
3,340	5.000%, 12/01/40	12/25 at 100.00	BB	3,638,730
10,975	Board of Regents, University of Texas System, Financing System Revenue Bonds, Refunding Series	2/17 at 100.00	AAA	11,164,429
	2006F, 4.250%, 8/15/36
6,000	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Lighting and Power Company,	No Opt. Call	A1	6,410,340
	Series 1998, 5.050%, 11/01/18 – AMBAC Insured (Alternative Minimum Tax)
2,000	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The	4/20 at 100.00	Baa1	2,302,900
	Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45
1,075	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	1,129,524
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
1,885	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	1,976,479
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
3,250	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,970,948
2,700	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	3,328,155
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,000	5.000%, 1/01/40	7/25 at 100.00	BBB+	2,378,240
3,625	5.000%, 1/01/45	7/25 at 100.00	BBB+	4,291,529
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement
	Area 1 Project, Series 2016:
550	6.250%, 9/01/35	9/23 at 103.00	N/R	564,025
520	6.500%, 9/01/46	9/23 at 103.00	N/R	533,104
4,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011,	1/21 at 100.00	AA–	5,163,075
	5.000%, 1/01/36
4,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C,	11/22 at 100.00	A+	4,625,760
	5.000%, 11/01/38 (Alternative Minimum Tax)
2,600	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	3,002,168
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
775	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	849,485
	Project, Series 2012B, 4.750%, 11/01/42
2,335	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	2,669,162
	2013A, 5.125%, 10/01/43
17,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	20,360,050
	Series 2013B, 5.250%, 10/01/51
1,140	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	1,916,967
	Trust 2015-XF0228, 16.659%, 4/01/53 (IF)
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/16 at 100.00	BB+	10,023,300
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston
	Methodist Hospital System, Series 2015:
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	4,156,860
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	2,068,809
9,000	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	9,219,060
	NPFG Insured
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding
	Senior Lien Series 2014A:
295	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	111,259
590	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	211,491
1,000	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	339,680
2,000	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	648,360
2,600	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	798,564
4,180	0.000%, 11/15/53 – AGM Insured	11/31 at 33.96	AA	834,453
1,920	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H,	11/31 at 69.08	AA–	753,715
	0.000%, 11/15/37 – NPFG Insured
2,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series	11/24 at 100.00	A2	2,433,400
	2014A, 5.000%, 11/15/29
4,565	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 52.47	AA–	1,772,909
	0.000%, 11/15/35 – NPFG Insured
40,500	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien	11/30 at 54.04	AA	14,451,210
	Series 2001A, 0.000%, 11/15/40 – NPFG Insured
235	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc.	7/24 at 100.00	BB–	266,676
	Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	2,350,060
	5.250%, 11/15/30
10,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	11,749,700
	5.000%, 11/15/40
705	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	707,785
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/27
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
28,305	0.000%, 9/01/28 – AMBAC Insured	No Opt. Call	A2	19,502,711
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A2	3,215,350
5,765	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A2	3,541,728
3,855	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2012A, 5.000%,	7/22 at 100.00	A+	4,386,913
	7/01/32 (Alternative Minimum Tax)
6,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2001B,	No Opt. Call	AA+ (4)	8,627,820
	5.500%, 12/01/29 – NPFG Insured (ETM)
7,500	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	AA (4)	11,546,100
	5.750%, 12/01/32 – AGM Insured (ETM)
720	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	BBB+	834,242
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/35
2,725	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,352,677
	Bonds, Refunding Series 2015A, 5.000%, 8/15/38
535	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	AAA	144,498
	Bonds, Series 2008, 0.000%, 8/15/39
12,975	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 27.35	N/R (4)	3,514,279
	Bonds, Series 2008, 0.000%, 8/15/39 (Pre-refunded 8/15/17)
8,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/20 at 100.00	A1	9,019,200
	Services Corporation Project, Refunding & Improvement Series 2010, 5.000%, 5/15/40
2,750	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	3,261,005
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/40
1,750	Martin County Hospital District, Texas, Combination Limited Tax and Revenue Bonds, Series	4/21 at 100.00	BBB	1,990,450
	2011A, 7.250%, 4/01/36
2,505	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	A1	3,194,301
	Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative
	Minimum Tax)
1,955	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	2,089,817
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
15,600	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water	1/26 at 102.00	N/R	16,154,580
	Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (Alternative Minimum Tax)
150	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	172,316
	Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2016A, 5.000%, 4/01/48
565	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	644,507
	Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University –
	San Antonio Project, Series 2016A, 5.000%, 4/01/48
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
6,330	0.000%, 9/01/43 (6)	9/31 at 100.00	AA+	6,917,741
9,130	0.000%, 9/01/45 (6)	9/31 at 100.00	AA+	10,721,085
205	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A1	229,692
895	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	N/R (4)	1,015,369
	(Pre-refunded 1/01/19)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation
	Series 2008I:
2,555	6.200%, 1/01/42 – AGC Insured	1/25 at 100.00	AA	3,430,803
7,000	6.500%, 1/01/43	1/25 at 100.00	A1	9,270,800
140	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A,	1/18 at 100.00	AA	149,222
	5.750%, 1/01/40 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008A:
545	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	584,889
415	5.750%, 1/01/40 (Pre-refunded 1/01/18) – AGC Insured	1/18 at 100.00	AA (4)	445,374
10,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	7,225,800
	0.000%, 1/01/28 – AGC Insured
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
2,870	5.000%, 1/01/40	1/23 at 100.00	A1	3,367,572
4,880	5.000%, 1/01/45	1/25 at 100.00	A1	5,825,793
8,400	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A2 (4)	9,014,796
	5.750%, 1/01/38 (Pre-refunded 1/01/18)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
7,855	5.000%, 1/01/33	1/25 at 100.00	A2	9,463,625
2,205	5.000%, 1/01/34	1/25 at 100.00	A2	2,647,235
1,000	5.000%, 1/01/35	1/25 at 100.00	A2	1,196,340
2,345	5.000%, 1/01/38	1/25 at 100.00	A2	2,787,713
1,570	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Ba2	1,691,487
	5.000%, 2/01/34
310	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s	6/26 at 100.00	BBB+	365,075
	University Project, Series 2016, 5.000%, 6/01/46
3,500	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist	10/20 at 100.00	AA–	4,013,030
	University, Series 2010, 5.000%, 10/01/41
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	271,330
	Texas Health Resources Project, Tender Option Bond Trust 2016-XF0387, 16.600%, 2/15/36 (IF) (7)
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	No Opt. Call	AA	3,575,899
	Revenue Bonds, Tender Option Bond Trust 1760-3, 16.277%, 8/15/16 (IF)
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
425	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	503,782
5,410	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	6,424,700
12,900	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	13,175,157
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,060	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds,	2/25 at 100.00	Baa3	1,108,886
	NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45
1,980	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	2,517,668
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
2,500	5.000%, 12/15/27	No Opt. Call	A3	2,920,849
4,835	5.000%, 12/15/28	No Opt. Call	A3	5,620,735
13,235	5.000%, 12/15/29	No Opt. Call	A3	15,292,247
435	5.000%, 12/15/32	No Opt. Call	A3	493,246
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	1,924,381
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,403,179
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	593,429
2,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	9/23 at 100.00	BBB–	2,544,020
	Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013, 7.000%, 12/31/38
	(Alternative Minimum Tax)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (4)	1,046,820
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 12.919%, 4/01/28 (IF)	4/17 at 100.00	AAA	4,854,001
5,355	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	6,238,789
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
4,000	5.000%, 8/15/32	8/24 at 100.00	BBB+	4,734,160
6,875	5.000%, 8/15/37	8/24 at 100.00	BBB+	8,022,231
4,590	5.000%, 8/15/42	8/24 at 100.00	BBB+	5,355,932
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
1,020	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	944,998
3,600	0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	2,900,375
300	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A3 (4)	283,533
	2002A, 0.000%, 8/15/21 – AMBAC Insured (ETM)
7,000	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	10/16 at 100.00	Aaa	7,549,010
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
447,705	Total Texas			432,892,112
	Utah – 0.2% (0.2% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,302,819
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	895,900
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB	1,662,869
	School, Series 2010A, 6.375%, 7/15/40
5,365	Total Utah			5,861,588
	Virgin Islands – 0.2% (0.1% of Total Investments)
3,960	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB–	4,188,334
	Series 2009A, 6.750%, 10/01/37
	Virginia – 1.3% (0.8% of Total Investments)
540	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,	3/25 at 100.00	N/R	564,450
	Series 2015, 5.600%, 3/01/45
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	2,116,565
	System Obligated Group, Series 2013, 5.000%, 11/01/30
3,390	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	3,804,631
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	5,864,879
	Series 2007B1, 5.000%, 6/01/47
2,855	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,858,910
	Series 2007B2, 5.200%, 6/01/46
1,810	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	2,001,316
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
1,885	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB	2,168,673
5,460	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	6,539,004
3,810	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,421,809
27,550	Total Virginia			30,340,237
	Washington – 2.4% (1.6% of Total Investments)
1,260	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise	8/16 at 100.00	AAA	1,351,941
	Tax Bonds, Series 1999, 4.750%, 2/01/28 – FGIC Insured
6,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series	7/25 at 100.00	Aa1	7,305,300
	2015A, 5.000%, 7/01/38 (UB) (7)
2,485	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/17 at 100.00	AA (4)	2,532,463
	Development, Series 2006B, 5.000%, 1/01/32 (Pre-refunded 1/01/17) – NPFG Insured
3,020	King County Public Hospital District 1, Washington, General Obligation Bonds, Refunding	No Opt. Call	AA	3,235,083
	Limited Tax Series 2008A, 5.000%, 12/01/37 – AGC Insured
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42	1/19 at 100.00	AA+ (4)	2,782,649
	(Pre-refunded 1/01/19)
10,000	Washington Health Care Facilities Authority, Revenue Bonds, Catholic Health, Series 2011A,	2/21 at 100.00	A–	11,124,399
	5.000%, 2/01/41
6,065	Washington Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services	7/25 at 100.00	Baa1	6,388,264
	Association, Refunding Series 2015, 4.000%, 7/01/36
7,190	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	8,181,500
	Center, Series 2011A, 5.625%, 1/01/35
2,940	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	N/R (4)	3,523,177
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
2,185	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,551,336
	Series 2012A, 5.000%, 10/01/42
4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (4)	4,611,519
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	12/17 at 100.00	N/R (4)	2,135,739
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32 (Pre-refunded 12/04/17)
1,595	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,670,522
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
1,410	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003F, 0.000%,	No Opt. Call	AA+	1,222,173
	12/01/24 – NPFG Insured
52,650	Total Washington			58,616,065
	West Virginia – 0.5% (0.3% of Total Investments)
2,950	West Virginia Economic Development Authority, Solid Waste Disposal Facilities Revenue Bonds,	12/20 at 100.00	Baa1	3,365,241
	Appalachian Power Company Amos Project, Series 2010, 5.375%, 12/01/38
1,950	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A3	2,174,035
	Center, Series 2009A, 5.625%, 9/01/32
5,160	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	6,164,961
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
10,060	Total West Virginia			11,704,237
	Wisconsin – 1.8% (1.1% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3 (4)	922,172
	Series 2009, 5.875%, 2/15/39 (Pre-refunded 2/15/19)
1,000	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy	5/26 at 100.00	N/R	1,015,269
	Project, Series 2016A, 5.125%, 5/01/36
1,055	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	11/24 at 100.00	N/R	1,187,127
	Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)
1,200	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum	8/26 at 100.00	N/R	1,241,051
	Company Project, Refunding Series 2016, 4.000%, 8/01/35 (Alternative Minimum Tax)
1,000	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	1,051,219
	Refunding Series 2016C, 4.300%, 11/01/30 (Alternative Minimum Tax)
3,000	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AA– (4)	3,467,790
	Series 1998A, 5.500%, 12/15/19 – NPFG Insured (ETM)
1,400	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	1,528,981
	Inc., Series 2010B, 5.000%, 4/01/30
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of	9/17 at 100.00	BBB+	1,029,559
	Christian Charity HealthCare Ministry, Series 2007, 5.000%, 9/01/33
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,	2/22 at 100.00	A–	1,440,549
	Series 2012B, 5.000%, 2/15/32
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,
	Series 2012:
2,105	5.000%, 6/01/32	6/22 at 100.00	A3	2,413,192
2,500	5.000%, 6/01/39	6/22 at 100.00	A3	2,838,224
4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	4,700,679
	Obligated Group, Refunding Series 2015, 5.000%, 8/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial
	Hospital, Inc., Series 2014A:
1,415	5.000%, 7/01/27	7/24 at 100.00	BBB+	1,682,335
1,310	5.000%, 7/01/29	7/24 at 100.00	BBB+	1,538,371
3,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	3,430,439
	Hospital, Inc., Series 2014B, 5.000%, 7/01/44
1,120	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson	10/22 at 102.00	N/R	1,201,255
	Hollow Project. Series 2014, 5.250%, 10/01/39
10,000	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	11,824,899
	Inc., Series 2015, 5.000%, 12/15/44
37,170	Total Wisconsin			42,513,111
$ 3,964,784	Total Municipal Bonds (cost $3,295,072,577)			3,727,437,968

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 601	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$ 180,223
160	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	47,933
$ 761	Total Corporate Bonds (cost $68,179)				228,156

Shares	Description (1), (12)				Value
	INVESTMENT COMPANIES – 0.2% (0.1% of Total Investments)
6,266	BlackRock MuniHoldings Fund Inc.				$ 116,234
131,278	Deutsche Municipal Income Trust				1,904,844
26,880	Dreyfus Strategic Municipal Fund				251,328
43,020	Invesco VK Investment Grade Municipal Trust				634,975
30,000	Invesco VK Municipal Opportunity Trust				442,500
43,420	PIMCO Municipal Income Fund II				604,406
	Total Investment Companies (cost $3,325,133)				3,954,287
	Total Long-Term Investments (cost $3,298,465,889)				3,731,620,411

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)

	MUNICIPAL BONDS – 0.1% (0.1% of Total Investments)
	Colorado – 0.0% (0.0% of Total Investments)
$ 1,045	Reserve Metropolitan District 2, Mount Crested Butte, Colorado, Limited Tax General Obligation	12/26 at 100.00	N/R	$ 1,045,000
	Bonds, Refunding Series 2016A, 5.000%, 12/01/45 (WI/DD, Settling 8/09/16) (13)
	Illinois – 0.1% (0.1% of Total Investments)
2,350	Chicago Board of Education, Illinois, General Obligation Bonds, Variable Rate Demand	No Opt. Call	B+	2,349,460
	Obligations, Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32 (Mandatory Put 3/01/16) (13)
$ 3,395	Total Short-Term Investments (cost $3,395,000)			3,394,460
	Total Investments (cost $3,301,860,889) – 154.3%			3,735,014,871
	Floating Rate Obligations – (4.2)%			(100,906,000)
	Borrowings – (1.0)% (14)			(25,000,000)
	Institutional MuniFund Term Preferred Shares, at Liquidation Preference – (6.2)% (15)			(150,000,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (13.9)% (16)			(336,000,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (30.0)% (17)			(727,000,000)
	Other Assets Less Liabilities – 1.0%			23,774,630
	Net Assets Applicable to Common Shares – 100%			$ 2,419,883,501

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,727,437,968	$ —	$3,727,437,968
Corporate Bonds	—	—	228,156	228,156
Investment Companies	3,954,287	—	—	3,954,287
Short-Term Investments:
Municipal Bonds	—	3,394,460	—	3,394,460
Total	$3,954,287	$3,730,832,428	$228,156	$3,735,014,871

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing difference in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $3,198,152,860.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$442,262,330
Depreciation	(6,304,937)
Net unrealized appreciation (depreciation) of investments	$435,957,393

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(6)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	On January 7, 2015, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from
7.125% to 5.700% and again on November 11, 2015, further reduced the security's interest rate of accrual from 5.700% to 4.275%.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the
Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on
July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015)
maturing on July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(13)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(14)	Borrowings as a percentage of Total Investments is 0.7%.
(15)	Institutional MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments are 4.0%.
(16)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 9.0%.
(17)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 19.5%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016